Sales Transfer of Receivables (Detail) - Performing ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash flow information
Collections against securitized receivables/transfers	₨ 142.9	$ 1.9	₨ 233.5	₨ 303.9
Payments made	139.3	1.8	237.7	301.8
Cash flows on retained interests	₨ 6.1	$ 0.1	₨ 2.1	₨ 3.8